Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 201 6
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$327	10	0	337
Federal National Mortgage Association (FNMA)	295	7	0	302
Collateralized mortgage obligations:
FHLMC	371	0	(5)	366
	993	17	(5)	1,005
Other marketable securities:
U.S. Government agency obligations	74,979	16	(1,079)	73,916
Municipal obligations	2,819	0	(20)	2,799
Corporate obligations	290	2	0	292
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	57	0	115
	78,846	75	(1,449)	77,472
	$79,839	92	(1,454)	78,477

December 31, 2015
Mortgage-backed securities:
FHLMC	$728	31	0	759
FNMA	725	22	0	747
Collateralized mortgage obligations:
FHLMC	742	2	(1)	743
Other	42	0	(8)	34
	2,237	55	(9)	2,283
Other marketable securities:
U.S. Government agency obligations	105,003	68	(129)	104,942
Municipal obligations	3,991	18	(7)	4,002
Corporate obligations	340	0	(6)	334
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	5	0	63
	110,092	91	(492)	109,691
	$112,329	146	(501)	111,974

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Total borrowings	$7,000	1,000	2,000	4,000	0
Annual rental commitments under non-cancellable operating leases	5,856	843	1,452	1,380	2,181
	$12,856	1,843	3,452	5,380	2,181

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 201 6
Collateralized mortgage obligations:
FNMA	1	$262	(3)	1	$104	(2)	$366	(5)
Other marketable securities:
U.S. Government agency obligations	13	63,896	(1,079)	0	0	0	63,896	(1,079)
Municipal obligations	14	2,327	(19)	2	214	(1)	2,541	(20)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	28	$66,485	(1,101)	4	$668	(353)	$67,153	(1,454)

December 31, 2015
Collateralized mortgage obligations:
FNMA	1	$346	(1)	0	$0	0	$346	(1)
Other	2	34	(8)	0	0	0	34	(8)
Other marketable securities:
U.S. Government agen cy obligations	9	44,878	(129)	0	0	0	44,878	(129)
Municipal obligations	12	2,010	(7)	0	0	0	2,010	(7)
Corporate obligations	1	334	(6)	0	0	0	334	(6)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	25	$47,602	(151)	1	$350	(350)	$47,952	(501)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$15,561	15,358
Due after one year through five years	63,144	62,282
Due after five years through ten years	263	261
Due after ten years	813	461
No stated maturity	58	115
Total	$79,839	78,477